Other operating income and expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2011 MXN ($)
Analysis of other operating income
Gain (loss) on sale and leaseback		$ 609,168	$ 65,886	$ 484,827	$ (30,706)
Loss on sale of rotable spare parts furniture and equipment		(2,356)	(908)	(1,262)
Administrative benefits			27,180	9,072
Other income		15,161	4,607	4,105
Other operating income	$ 31,600	621,973	96,765	496,742
Analysis of other operating expenses
Administrative and operational support expenses		570,409	562,739	541,826
Technology and communications		385,841	373,394	266,898
Passenger services		70,337	59,261	45,439
Insurance		60,892	54,569	56,414
Rents of offices, maintenance warehouse and hangar		36,483	30,544	33,517
Disposal of intangible, rotable spare parts, furniture and equipment			11	436
Others		5,949	7,922	7,922
Other operating expenses	$ 57,406	$ 1,129,911	$ 1,088,440	$ 952,452